UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

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                                    FORM N-Q

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             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

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                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2007

                     DATE OF REPORTING PERIOD: JULY 31, 2007

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ITEM 1.   SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND                        COMMERCE CAPITAL
                                                       INSTITUTIONAL SELECT
                                                       GOVERNMENT MONEY
                                                       MARKET FUND
                                                       JULY 31, 2007 (UNAUDITED)
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SCHEDULE OF INVESTMENTS
U.S. GOVERNMENT AGENCY OBLIGATIONS (A) - 22.5%
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                                                        FACE
                                                       AMOUNT          VALUE
                                                   -------------    -----------
   FFCB
      5.171%, 09/19/07............................ $   1,000,000    $   993,017
   FHLB
      5.187%, 08/22/07............................     1,000,000        997,002
      5.158%, 08/24/07............................     1,000,000        996,716
      5.175%, 09/05/07............................     1,000,000        995,003
      5.183%, 09/14/07............................     1,000,000        993,718
      5.188%, 09/28/07............................     1,000,000        991,719
      5.175%, 10/03/07............................     2,000,000      1,982,115
   FHLMC
      5.186%, 08/06/07............................     1,000,000        999,285
      5.190%, 09/21/07............................     1,000,000        992,718
      5.194%, 09/24/07............................     1,000,000        992,290
      5.184%, 10/01/07............................     1,000,000        991,299
      5.205%, 10/15/07............................     1,000,000        989,292
      5.202%, 10/22/07............................     1,000,000        988,304
   FNMA
      5.173%, 08/10/07............................     1,000,000        998,712
      5.178%, 09/07/07............................     1,000,000        994,717
      5.197%, 09/26/07............................     1,000,000        992,004
      5.199%, 10/05/07............................     1,000,000        990,719
      5.190%, 10/12/07............................     1,000,000        989,728
      5.206%, 10/17/07............................     1,000,000        989,006
                                                                    -----------

   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
      (Cost $19,857,364) .........................                   19,857,364
                                                                    -----------
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THE ADVISORS' INNER CIRCLE FUND                        COMMERCE CAPITAL
                                                       INSTITUTIONAL SELECT
                                                       GOVERNMENT MONEY
                                                       MARKET FUND
                                                       JULY 31, 2007 (UNAUDITED)
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REPURCHASE AGREEMENTS - 77.6%
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                                                        FACE
                                                       AMOUNT          VALUE
                                                   -------------    ------------
  ABN-AMRO,
     5.090%, dated 07/31/07, to be repurchased on
     08/01/07, repurchase price $12,228,904
     (collateralized by various FHLB obligations,
     ranging in par value $275,000-$12,000,000,
     3.875%-5.375%, 08/22/08-09/09/16; total
     market value $12,474,491) ................... $  12,227,175    $12,227,175
  Credit Suisse First Boston,
     5.150%, dated 07/31/07, to be repurchased on
     08/01/07, repurchase price $21,492,966
     (collateralized by a GNMA obligation,
     par value $22,490,000, 5.500%, 07/20/37;
     total market value $21,919,797) .............    21,489,892     21,489,892
  Morgan Stanley,
     5.020%, dated 07/31/07, to be repurchased on
     08/01/07, repurchase price $104,940
     (collateralized by a GNMA obligation,
     par value $117,465, 7.875%, 06/15/29;
     total market value $109,165) ................       104,925        104,925
  UBS Paine Webber,
     5.160%, dated 07/31/07, to be repurchased on
     08/01/07, repurchase price $34,620,758
     (collateralized by various GNMA obligations,
     ranging in par value $6,847,000-$14,788,394,
     4.000%-10.000%, 06/15/13-02/20/35; total
     market value $35,263,275) ...................    34,615,796     34,615,796
                                                                    -----------

  TOTAL REPURCHASE AGREEMENTS
     (Cost $68,437,788) ..........................                   68,437,788
                                                                    -----------

  TOTAL INVESTMENTS - 100.1%
     (Cost $88,295,152)+ .........................                  $88,295,152
                                                                    ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $88,220,715.

(A) THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.
FFCB - FEDERAL FARM CREDIT BANK
FHLB - FEDERAL HOME LOAN BANK
FHLMC - FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA - FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA - GOVERNMENT NATIONAL MORTGAGE ASSOCIATION

+ FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS EQUAL TO BOOK
COST.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

COM-QH-003-0200
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ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                The Advisors' Inner Circle Fund


By (Signature and Title)*                   /s/ James F. Volk
                                            ------------------
                                            James F. Volk
                                            President

Date: September 19, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                   /s/ James F. Volk
                                            ------------------
                                            James F. Volk
                                            President

Date: September 19, 2007

By (Signature and Title)*                   /s/ Michael Lawson
                                            ------------------
                                            Michael Lawson
                                            Controller & CFO

Date: September 19, 2007

* Print the name and title of each signing officer under his or her signature.